Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table provides information about the relationship between executive compensation actually paid to our NEOs and certain financial performance measures of the Company. The table below provides information about the compensation shown on the Summary Compensation Table (“SCT”) and the Compensation Actually Paid (“CAP”) to the CEO and the average for the other NEOs for the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 along with information on total shareholder return (“TSR”), net income and adjusted operating income as the Company-Selected Measure for each year. For more information concerning the Company’s pay-for-performance philosophy and how the Company seeks to align executive compensation with the Company’s performance, please refer to “Executive Compensation – Compensation Discussion & Analysis” on page 15.

As reflected in the table below, CAP for our CEO for the year ended December 31, 2024 was approximately 12.6% lower than the total compensation disclosed in the Summary Compensation Table for our CEO.

PAY-VERSUS-PERFORMANCE TABLE

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based on:		Net	Adjusted
	Compensation	Compensation	Compensation	Actually Paid			Income	Operating
Year	Table Total for	Actually Paid	Table Total	to Non-CEO		Standard &	(in	Income
	CEO	to CEO (1)	for Non-CEO	Named	Total	Poor’s	thousands)	(in
			Named	Executive	Shareholder	Footwear	($)	thousands)
			Executive	Officers (1)	Return	Index Total		($) (4)
			Officers (1) (2)			Shareholder
						Return (3)

2024	799,300	698,829	521,770	422,761	86	89	11,387	40,735
2023	670,346	779,014	397,295	339,460	111	112	10,426	36,871
2022	641,072	529,839	396,003	331,914	85	119	20,465	46,453
2021	621,224	761,835	399,379	547,530	140	167	20,559	49,502
2020	697,129	674,468	495,357	511,564	98	141	20,964	31,676

(1)

The following table details the adjustment of the SCT total pay for our CEO, as well as the average for our other NEOs to determine CAP, as computed pursuant to 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

PEO Total Compensation Amount	$ 799,300	$ 670,346	$ 641,072	$ 621,224	$ 697,129
PEO Actually Paid Compensation Amount	$ 698,829	779,014	529,839	761,835	674,468
Adjustment To PEO Compensation, Footnote
	CEO					Non-CEO NEO Average
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table Total	799,300	670,346	641,072	621,224	697,129	521,770	397,295	396,003	399,379	495,357
Less: Reported Fair Value of Equity Awards(a)	(99,986)	(99,983)	(87,965)	(64,676)	(52,975)	(84,987)	(82,485)	(100,461)	(64,932)	(52,975)
Add: Year-End Fair Value of All Outstanding and Unvested Awards Granted During the Current Year	75,536	127,752	64,480	100,032	52,639	64,205	105,147	79,865	100,033	52,639
Add: Year-Over-Year Difference of Year-End Fair Value of Outstanding and Unvested Awards Granted in Prior Years	(40,535)	63,729	(64,341)	65,472	(21,555)	(40,914)	(5,642)	(34,872)	77,182	9,607
Add: Difference in Fair Value Between Prior Year-End Fair Value and Vest Date Fair Value for Awards Granted in Prior Years that Vested During Current Year	(35,486)	17,170	(23,407)	39,783	(770)	(37,313)	32,905	(8,621)	35,868	6,936
Less: The Amount Equal to Fair Value at End of Prior Year of Any Awards that Fail to Meet Applicable Vesting Conditions During Current Year	-	-	-	-	-	-	(107,760)	-	-	-
Compensation Actually Paid	698,829	779,014	529,839	761,835	674,468	422,761	339,460	331,914	547,530	511,564

(a)	Amounts reflect the aggregate grant date fair values reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)	Non-CEO NEOs reflect the Summary Compensation Table total compensation and average Compensation Actually Paid to the following executives by year:

2024: Thomas D. Robertson and Byron Wortham.

2023: Thomas D. Robertson, Byron Wortham, Richard Simms and Sarah O’Connor.

2022: Thomas D. Robertson, Byron Wortham, Richard Simms and David Dixon.

2021: Thomas D. Robertson, Byron Wortham, Richard Simms and David Dixon.

2020: Thomas D. Robertson, Byron Wortham, Richard Simms and David Dixon.

(3)

Peer group reflects the same Standard & Poor’s Footwear Index Total used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K in accordance with Item 201(e)(1)(ii) of Regulation S-K.

(4)

As shown in the table below, Adjusted Operating Income is determined based on the Company’s actual operating income, less any expenses attributable to the IC Plan, the Company’s manager bonus plan, the Company’s island manufacturing management bonus plan and the Company’s hourly bonus plan, and exclusive of any gains or losses resulting from one-time, extraordinary events, such as charges for goodwill impairment, charges relating to mergers or acquisitions, gains or losses on the sale of assets other than in the ordinary course of business, changes in tariff rates, and charges resulting from changes in accounting policies, all as may be determined in good faith by the Compensation Committee in its discretion.

	Year Ended December 31, (in thousands)
	2024	2023	2022	2021	2020
Operating Income	31,066	35,372	44,038	35,972	27,170
Add: Non-cash Impairment of Trademark Expense	4,000	-	-	-	-
Add: Acquisition Related Amortization	2,768	2,840	3,110	2,476	-
Add: Acquisition-Related Amortization Expenses	-	-	397	9,445	705
Add: Non-Cash Change in Accounting Estimate	953	-	-	-	-
Add: IC Plan and Other Bonus Plan Expenses and Related Payroll Taxes	1,947	-	-	1,609	3,801
Less: Disposition of Assets Other than in the Ordinary Course of Business	-	(1,341)	(1,092)	-	-
Adjusted Operating Income	40,735	36,871	46,453	49,502	31,676

Non-PEO NEO Average Total Compensation Amount	$ 521,770	397,295	396,003	399,379	495,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 422,761	339,460	331,914	547,530	511,564
Compensation Actually Paid vs. Total Shareholder Return

Narrative Disclosures

The graphs below provide a description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and Standard & Poor’s Footwear Index Total cumulative TSR (assuming a $100 investment made on December 31, 2019);
●	the Company’s Net Income; and
●	the Company-Selected Measure, which is Adjusted Operating Income.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

As described in greater detail in our “Executive Compensation – Compensation Discussion & Analysis” on page 15, we have a significant focus on pay-for-performance. Adjusted operating income was the sole financial performance measure used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2024 to our financial performance for the year.

Total Shareholder Return Amount	$ 86	111	85	140	98
Peer Group Total Shareholder Return Amount	89	112	119	167	141
Net Income (Loss)	$ 11,387,000	$ 10,426,000	$ 20,465,000	$ 20,559,000	$ 20,964,000
Company Selected Measure Amount	40,735	36,871	46,453	49,502	31,676
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (99,986)	$ (99,983)	$ (87,965)	$ (64,676)	$ (52,975)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,536	127,752	64,480	100,032	52,639
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,535)	63,729	(64,341)	65,472	(21,555)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,486)	17,170	(23,407)	39,783	(770)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,987)	(82,485)	(100,461)	(64,932)	(52,975)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,205	105,147	79,865	100,033	52,639
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,914)	(5,642)	(34,872)	77,182	9,607
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,313)	32,905	(8,621)	35,868	6,936
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (107,760)	$ 0	$ 0	$ 0